SCHEDULE OF RESTATEMENT OF COMBAINED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales	$ 12,704,600	$ 5,775,543	$ 39,839,202	$ 16,700,596	$ 29,009,640	$ 11,235,041
Gross profit	4,642,634	1,866,353	14,639,323	6,030,156	10,083,465	4,047,340
Operating costs:
Total operating costs	5,897,769	2,706,123	17,743,763	7,566,602	14,251,075	5,812,754
Loss from operations	(1,255,135)	(839,770)	(3,104,440)	(1,536,446)	(4,167,610)	(1,765,414)
Other income (expenses):
Other Income	2,535	4,327	11,785	12,309	874,907	(25)
Interest	(39,073)	(21)	(123,197)	(93)	(29,992)	(47,165)
Total other income (expenses)	335,462	4,306	663,488	12,216	844,915	(47,190)
Net loss	(919,673)	(835,464)	(2,440,952)	(1,524,230)	(3,322,695)	(1,812,604)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	(919,673)	(835,464)	(2,440,952)	(1,524,230)	(3,322,695)	(1,812,604)
Changes in assets and liabilities:
Accounts receivable			(75,677)	(24,397)	(26,883)	(14,776)
Inventory			(1,317,816)	(723,894)	(1,471,859)	(530,874)
Other current assets			48,336		(288,934)
Due to/from related parties			(542,718)	(608,654)
Other assets			(3,060)	(39,116)	(1,341,195)	624,272
Contract liabilities			(53,745)	(243,857)	(313,257)	2,500
Net cash provided by operating activities			(2,574,428)	(1,091,567)	(1,369,060)	(851,996)
CASH FLOWS FROM INVESTING
Purchase of property, plant, and equipment			(173,475)	(158,399)	(387,485)	(53,438)
Net cash used for investing activities			(173,475)	(5,308,399)	(10,679,159)	(128,438)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash used for financing activities			1,669,135	6,753,051	13,712,417	1,254,804
NET DECREASE IN CASH AND CASH EQUIVALENTS			(1,078,768)	353,085	1,664,198	274,370
CASH AND CASH EQUIVALENTS, Beginning of year			2,020,571	356,373	356,373	82,003
CASH AND CASH EQUIVALENTS, End of year	941,803	709,458	941,803	709,458	2,020,571	356,373	$ 82,003
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest			123,221	101	30,017	47,171
Inventory	3,487,137		3,487,137		3,750,364	1,332,406
Contract liabilities	$ 144,861		$ 144,861		198,606	18,514	16,014
Greens Natural Foods, Inc. [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales		7,673,837		23,979,762		25,177,058
Cost of sales		(4,538,358)		(14,014,132)		(15,067,426)
Returns and allowances		(242,098)		(779,136)		(442,291)
Gross profit		2,893,381		9,186,494		9,667,341
Operating costs:
Salaries and wages		1,629,352		4,955,330		4,914,031
General and administrative		1,319,764		4,207,019		4,914,388
Depreciation		85,611		256,660		366,085
Total operating costs		3,034,727		9,419,009		10,194,504
Loss from operations		(141,346)		(232,515)		(527,163)
Other income (expenses):
Forgiveness of paycheck protection program (PPP) loan						817,927
Commission - market data services						323,404
Other Income		(53,090)		(66,240)		198,910
Bad debt
Taxes and fees
Contributions and donations						(11,715)
Interest		(1,232)		(7,793)		(14,427)
Total other income (expenses)		(54,322)		(74,033)		1,314,099
Net loss		(195,668)		(306,548)		786,936
CASH FLOWS FROM OPERATING ACTIVITIES
Net income		(195,668)		(306,548)		786,936
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Forgiveness of PPP loan						(817,927)
Changes in assets and liabilities:
Accounts receivable				(54,973)		(10,267)
Inventory				232,448		(179,481)
Prepaid expenses				47,795		72,678
Other current assets				975		(11,907)
Due to/from related parties						19,089
Other assets						26,980
Deposits				12,056		(2,214)
Accounts payable				135,154		(189,561)
Accrued expenses				(29,308)		(5,541)
Payroll liabilities				(39,701)		(202,310)
Lease incentive						(13,557)
Contract liabilities				(1,891)		(2,051)
Other current liabilities				23,215		(160,301)
Sales tax payable				(18,519)		18,519
Net cash provided by operating activities				257,362		(304,830)
CASH FLOWS FROM INVESTING
Purchase of property, plant, and equipment				(521,826)		(20,117)
Net cash used for investing activities				(521,826)		(20,117)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on notes payable				(20,534)		(26,440)
Payments on notes payable to related parties						(600,000)
Payments on lines of credit
Distributions						(127,632)
Proceeds from PPP loan						817,927
Net cash used for financing activities				(20,534)		63,855
NET DECREASE IN CASH AND CASH EQUIVALENTS				(284,998)		(261,092)
CASH AND CASH EQUIVALENTS, Beginning of year				500,762	500,762	761,854
CASH AND CASH EQUIVALENTS, End of year		215,764		215,764		500,762	761,854
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest				7,793		14,427
Inventory		1,589,447		1,589,447		1,821,895
Accounts payable		1,749,399		1,749,399		1,614,245
Payroll liabilities		470,923		470,923		510,624
Contract liabilities						309,358	215,528
Other current liabilities		27,376		27,376		4,160
Accumulated loss		(3,136,818)		(3,136,818)		(2,922,234)
Additional paid in capital		$ 5,212,491		5,212,491		5,212,491
Previously Reported [Member] | Greens Natural Foods, Inc. [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales						35,731,191
Cost of sales						(21,163,894)
Returns and allowances						(485,088)
Gross profit						14,082,209
Operating costs:
Salaries and wages						7,126,346
General and administrative						6,383,033
Depreciation						430,083
Total operating costs						13,939,462
Loss from operations						142,747
Other income (expenses):
Forgiveness of paycheck protection program (PPP) loan						817,927
Commission - market data services						323,404
Other Income						138,567
Bad debt						(8,336)
Taxes and fees						(13,925)
Contributions and donations						(21,563)
Interest						(19,425)
Total other income (expenses)						1,216,649
Net loss						1,359,396
CASH FLOWS FROM OPERATING ACTIVITIES
Net income						1,359,396
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Forgiveness of PPP loan						(817,927)
Changes in assets and liabilities:
Accounts receivable						(23,827)
Inventory						(124,156)
Prepaid expenses						49,610
Other current assets						(7,819)
Due to/from related parties						14,485
Other assets						20,984
Deposits						(2,214)
Accounts payable						(300,649)
Accrued expenses						(13,142)
Payroll liabilities						(178,013)
Lease incentive						(13,557)
Contract liabilities						(37,647)
Other current liabilities						(171,453)
Sales tax payable						18,519
Net cash provided by operating activities						202,673
CASH FLOWS FROM INVESTING
Purchase of property, plant, and equipment						(34,303)
Net cash used for investing activities						(34,303)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on notes payable						(113,806)
Payments on notes payable to related parties						(600,000)
Payments on lines of credit						(200,000)
Distributions						(1,337,124)
Proceeds from PPP loan						817,927
Net cash used for financing activities						(1,433,003)
NET DECREASE IN CASH AND CASH EQUIVALENTS						(1,264,633)
CASH AND CASH EQUIVALENTS, Beginning of year				500,762	500,762	1,765,395
CASH AND CASH EQUIVALENTS, End of year						500,762	1,765,395
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest						19,425
Inventory						1,856,495
Accounts payable						1,519,667
Payroll liabilities						500,913
Contract liabilities						289,359
Other current liabilities						98,738
Accumulated loss						(2,985,556)
Additional paid in capital						5,340,123
Revision of Prior Period, Reclassification, Adjustment [Member] | Greens Natural Foods, Inc. [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales						(10,554,133)
Cost of sales						6,096,468
Returns and allowances						42,797
Gross profit						(4,414,868)
Operating costs:
Salaries and wages						(2,212,315)
General and administrative						(1,468,645)
Depreciation						(63,998)
Total operating costs						(3,744,958)
Loss from operations						(669,910)
Other income (expenses):
Forgiveness of paycheck protection program (PPP) loan
Commission - market data services
Other Income						60,343
Bad debt						8,336
Taxes and fees						13,925
Contributions and donations						9,848
Interest						4,998
Total other income (expenses)						97,450
Net loss						(572,460)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income						(572,460)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Forgiveness of PPP loan
Changes in assets and liabilities:
Accounts receivable						13,560
Inventory						(55,325)
Prepaid expenses						23,068
Other current assets						(4,088)
Due to/from related parties						4,604
Other assets						5,996
Deposits
Accounts payable						111,088
Accrued expenses						7,601
Payroll liabilities						(24,297)
Lease incentive
Contract liabilities						35,596
Other current liabilities						11,152
Sales tax payable
Net cash provided by operating activities						(507,503)
CASH FLOWS FROM INVESTING
Purchase of property, plant, and equipment						14,186
Net cash used for investing activities						14,186
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on notes payable						87,366
Payments on notes payable to related parties
Payments on lines of credit						200,000
Distributions						1,209,492
Proceeds from PPP loan
Net cash used for financing activities						1,496,858
NET DECREASE IN CASH AND CASH EQUIVALENTS						1,003,541
CASH AND CASH EQUIVALENTS, Beginning of year						(1,003,541)
CASH AND CASH EQUIVALENTS, End of year							$ (1,003,541)
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest						(4,998)
Inventory						(34,600)
Accounts payable						94,578
Payroll liabilities						9,711
Contract liabilities						19,999
Other current liabilities						(94,578)
Accumulated loss						63,322
Additional paid in capital						$ (127,632)